Summary of Significant Accounting Policies - Basis of Consolidation (Details)	12 Months Ended
Dec. 31, 2020 subsidiary
Accounting Policies [Abstract]
Number of directly owned subsidiaries	7
Directly owned subsidiaries, ownership (percent)	100.00%
Number of indirectly owned subsidiaries	14
Indirectly owned subsidiaries, ownership (percent)	100.00%